Revenue, net (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	€ 117,219,691	€ 59,315,396
Within European Union
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (in percent)	82.67%	82.25%
Outside European Union
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (in percent)	17.33%	17.75%
Sportsbook and Gaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total	€ 117,219,691	€ 59,315,396
Gross Gaming revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (in percent)	67.91%	70.85%
Gross Sportsbook revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue (in percent)	32.09%	29.15%